Income taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense (Income) [Line Items]
Statutory tax rate	26.50%	26.50%
Unrecognized deferred tax liabilities	$ 73.7	$ 53.4
Unrecognized deferred tax assets	$ 35.8	$ 34.0